Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill
NOTE 7	Goodwill

In 2013, the Company allocated $1.0 billion to goodwill due to the acquisition of NetSpend. In 2014, the Company adjusted the NetSpend purchase price allocation to add an additional $8.5 million for settlement of the dissenting shareholder lawsuit and adjustments to deferred taxes. In 2015, the Company adjusted the NetSpend goodwill allocation to include an additional $627,000 for an adjustment to a sales and use tax reserve associated with the acquisition.

The gross amount and accumulated impairment losses of goodwill as of December 31, 2015 and 2014 are as follows:

	2015
(in thousands)	North America Services	International Services	Merchant Services	NetSpend	Consolidated
Gross amount	$70,796	29,081	415,973	1,033,586	$1,549,436
Accumulated impairment losses	(182)	(1,605)	(2,225)	—	(4,012)

Goodwill, net	$70,614	27,476	413,748	1,033,586	$1,545,424

	2014
	North America Services	International Services	Merchant Services	NetSpend	Consolidated
Gross amount	$70,796	31,681	415,973	1,032,959	$1,551,409
Accumulated impairment losses	(182)	(1,605)	(2,225)	—	(4,012)

Goodwill, net	$70,614	30,076	413,748	1,032,959	$1,547,397

The changes in the carrying amount of goodwill as of December 31, 2015 and 2014 are as follows:

(in thousands)	North America Services	International Services	Merchant Services	NetSpend	Consolidated
Balance as of December 31, 2013	$70,796	34,201	413,748	1,024,434	$1,543,179
Disposal of GP Net	(182)	(1,605)	—	—	(1,787)
NetSpend purchase price allocation	—	—	—	8,525	8,525
Currency translation adjustments	—	(2,520)	—	—	(2,520)

Balance as of December 31, 2014	$70,614	30,076	413,748	1,032,959	$1,547,397
NetSpend tax adjustment	—	—	—	627	627
Currency translation adjustments	—	(2,600)	—	—	(2,600)

Balance as of December 31, 2015	$70,614	$27,476	$413,748	$1,033,586	$1,545,424

Refer to Note 24 for more information on acquisitions.